UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21066
                        ---------------------------------
                       Investment Company Act file number

                       TORREY U.S. STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2004
                        ----------
Date of reporting period: 3/31/2004
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

May 28, 2004



To the Partners of
Torrey U.S. Strategy Partners, LLC


Enclosed is the Annual Audited Financial Statements report for
Torrey U.S. Strategy Partners, LLC for the fiscal year ended March 31, 2004.

Please feel free to call me with any questions you may have.


Sincerely,


/s/ James A. Torrey
---------------------
James A. Torrey
Managing Member
Torrey Associates, LLC

Independent Auditors' Report
on Internal Accounting Control

The Members and Board of Managers
Torrey U.S. Strategy Partners, LLC:

In planning and performing our audit of the financial statements of Torrey U.S. Strategy Partners, LLC (the Fund) for the fiscal year ended March 31, 2004, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2004.

This report is intended solely for the information and use of management and the Board of Managers of the Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

KPMG

Salt Lake City, Utah
May 14, 2004

TORREY U.S. STRATEGY PARTNERS, LLC
Financial Statements
With Report of Independent Auditors
Year ended March 31, 2004

                       Torrey U.S. Strategy Partners, LLC
                              Financial Statements





                            Year ended March 31, 2004







                                    Contents

Report of Independent Auditors.............................. 1

Statement of Assets and Liabilities......................... 2

Schedule of Investments in Unaffiliated Investment Funds.... 3

Schedule of Investments in Affiliated Investment Funds...... 4

Statement of Operations..................................... 5

Statements of Changes in Members' Equity - Net Assets....... 6

Statement of Cash Flows..................................... 7

Notes to Financial Statements............................... 8

                          Independent Auditors' Report



The Members and Board of Managers
Torrey U.S. Strategy Partners, LLC:


We have audited the accompanying statement of assets and liabilities of Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), including the schedules of investments in unaffiliated and affiliated investment funds, as of March 31, 2004, the related statements of operations and cash flows for the year then ended, and the statements of changes in members' equity - net assets and financial highlights for the year ended March 31, 2004 and for the period from inception (September 1, 2002) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the custodian and investment managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torrey U.S. Strategy Partners, LLC as of March 31, 2004, and the results of its operations and its cash flows for the year then ended, and the changes in members' equity - net assets and financial highlights for the year ended March 31, 2004 and for the period from inception (September 1, 2002) to March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Salt Lake City, Utah
May 14, 2004

                                              Torrey U.S. Strategy Partners, LLC
                                             Statement of Assets and Liabilities

                                                                  March 31, 2004

--------------------------------------------------------------------------------

ASSETS

Investments in unaffiliated investment funds, at fair value          $23,223,326
Investments in affiliated investment funds, at fair value              5,987,982
Cash                                                                   3,730,698
Advance manager contributions                                          4,000,000
Due from investment fund                                                 105,943
Other assets                                                               2,267
--------------------------------------------------------------------------------

Total Assets                                                          37,050,216
--------------------------------------------------------------------------------

LIABILITIES

Due to investment advisor                                                218,228
Professional fees payable                                                 29,361
Administration fees payable                                               62,971
Advance member subscriptions                                           3,256,400
--------------------------------------------------------------------------------

Total Liabilities                                                      3,566,960
--------------------------------------------------------------------------------

Net Assets                                                           $33,483,256
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                        $27,512,153
  Net unrealized appreciation on investments                           5,971,103
--------------------------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $123.52 per unit based on 271,092 units outstanding)  $33,483,256
--------------------------------------------------------------------------------






  The accompanying notes are an integral part of these financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                        Schedule of Investments in Unaffiliated Investment Funds

                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                 2004
                                Change
                                in net                  Percentage
                              unrealized                  of net
 Investment Fund (a)         appreciation   Fair value    assets      Liquidity
--------------------------  --------------  -----------  ----------  -----------

Equity Long/Short Hedged
------------------------
 CCM Small Cap Value
   Fund, L.P.                    $926,355    $1,089,314       3.25%  Quarterly
 Delta Onshore, L.P.              890,202     3,186,982       9.52%  Quarterly
 GRT Topaz Partners, L.P.         710,543     3,367,359      10.06%  Quarterly
 Spheric Qualified, L.P.          212,738     2,818,614       8.42%  Semi-annual
 Southport Millennium
 Fund, L.P.                        24,055     3,024,055       9.03%  Quarterly
                            --------------  ------------  ----------
   Strategy Total               2,763,893    13,486,324       40.28%

Special Situations/Event Driven
-------------------------------
 Courage Special Situations
   Fund, L.P.                     836,076     3,510,682      10.48%  Quarterly
                            --------------  ------------  ----------
   Strategy Total                 836,076     3,510,682      10.48%

Intra-Capitalization Arbitrage
------------------------------
 Hourglass Fund, L.P.             246,576     3,014,571       9.00%  Quarterly
                            --------------  ------------  ----------
   Strategy Total                 246,576     3,014,571       9.00%
Event Driven Equity Long/Short
------------------------------
 Jana Partners, L.P.            1,267,338     3,211,749       9.59%  Quarterly
                            --------------  ------------  ----------
   Strategy Total               1,267,338     3,211,749       9.59%
                            --------------  ------------  ----------
  Total (cost $17,450,000)     $5,113,883   $23,223,326      69.35%
                            ==============  ============  ==========

(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a quarterly or semi-annual basis.






  The accompanying notes are an integral part of these financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                          Schedule of Investments in Affiliated Investment Funds

                                                                  March 31, 2004
--------------------------------------------------------------------------------

                                 2004
                                Change
                                in net                  Percentage
                              unrealized                  of net
 Investment Fund (a)         appreciation   Fair value    assets      Liquidity
--------------------------  --------------  -----------  ----------  -----------

Equity Long/Short Hedged
------------------------
 Seminole Small Cap
   Fund, L.P (b).                 (86,461)    2,913,539      8.70%   Semi-annual
 TCS Capital, L.P.(b)               74,443    3,074,443      9.18%   Quarterly
                            --------------  -----------  ----------
     Total (cost $6,000,000)     $(12,018)   $5,987,982     17.88%
                            ==============  ===========  ==========

(b) These investments are considered to be affiliates under the Investment Company Act of 1940 as the Fund owns 5% or more of the outstanding voting interests of the respective investment at March 31, 2004. All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a quarterly or semi-annual basis.

(c) The Fund's gross additions and withdrawals to/from this investment totaled $3,000,000 and $0 respectively, for the fiscal year ended March 31, 2004.






  The accompanying notes are an integral part of these financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                                                         Statement of Operations

                                                       Year ended March 31, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $   11,308
Other                                                                        349
--------------------------------------------------------------------------------

Total Investment Income                                                   11,657
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                           516,936
Amortization of offering costs                                            33,296
Insurance expense                                                         85,506
Legal expense                                                             47,412
Audit expense                                                             19,250
Board of Managers' fees and expenses                                      30,000
Investor servicing fees                                                   41,432
Professional and administration fees                                      59,645
--------------------------------------------------------------------------------

Total Operating Expenses                                                 833,477
--------------------------------------------------------------------------------

Net Investment Loss                                                    (821,820)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Realized gain from investments                                           177,676
Change in net unrealized appreciation from unaffiliated investments    5,113,883
Change in net unrealized loss from affiliated investments               (12,018)
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                      5,279,541
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS      $4,457,721
--------------------------------------------------------------------------------





  The accompanying notes are an integral part of these financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                           Statements of Changes in Members' Equity - Net Assets

                             Year ended March 31, 2004 and period from inception
                                           (September 1, 2002) to March 31, 2003

--------------------------------------------------------------------------------


OPERATIONS
                                                              September 1, 2002-
                                           March 31,2004        March 31, 2003
                                           -------------      ------------------

Net investment loss                        $   (821,820)        $      (335,912)
Realized gain from investments                  177,676                      --
Change in net unrealized appreciation
        from unaffiliated investments         5,113,883                 869,238
Change in net unrealized loss from
        affiliated investments                  (12,018)                     --
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
        Derived from Operations                4,457,721                533,326
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                         12,584,795              19,573,400
Member interests repurchased                 (3,665,986)                     --
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Asssets
         Derived from Capital Transactions    8,918,809              19,573,400
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net
         Assets                              13,376,530              20,106,726

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF PERIOD                20,106,726                      --
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF PERIOD                   $  33,483,256          $   20,106,726
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                                                         Statement of Cash Flows

                                                       Year ended March 31, 2004

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                           $ 4,457,721
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Change in net unrealized appreciation from
        unaffiliated investments                                     (5,113,883)
      Change in net unrealized loss from affiliated
        investments                                                       12,018
      Net realized gain from investments                               (177,676)
      Purchases of investment funds                                  (9,750,000)
      Proceeds from sales of investment funds                          5,637,471
      Increase in advance manager contributions                      (4,000,000)
      Increase in due from investment funds                            (105,943)
      Decrease in receivable from investment advisor                      50,000
      Decrease in other assets                                            34,633
      Increase in due to investment advisor                              118,474
      Increase in professional and administrative fees payable            30,864
--------------------------------------------------------------------------------

Net cash used in operating activities                                (8,806,321)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                    12,584,795
Payments for member interests repurchased                            (3,665,986)
Increase in payments for advance member subscriptions                  3,081,400
--------------------------------------------------------------------------------

Net cash provided by financing activities                             12,000,209
--------------------------------------------------------------------------------

Net increase in cash                                                   3,193,888
Cash at beginning of year                                                536,810
--------------------------------------------------------------------------------

Cash at end of year                                                   $3,730,698
--------------------------------------------------------------------------------




  The accompanying notes are an integral part of these financial statements.

                                              Torrey U.S. Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2004
--------------------------------------------------------------------------------

(1) Organization

    Torrey U.S. Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed-end, non-diversified, management Investment Company. The Fund was formed on March 25, 2002, and commenced operations on September 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement. The investment advisor of the Fund is Torrey Associates, LLC. The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2) Summary of Significant Accounting Policies

    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

    (a) Investments in Investment Funds

        Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment adviser will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of full withdrawal from an investment fund. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

        The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Managers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquiries of the investment funds, seeking an independent appraisal of the investment fund or its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

        All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a quarterly or semi-annual basis.

    (b) Subscriptions and Repurchases

        Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

        The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December.

    (c) Advance Manager Contributions

        Fund contributions to investee funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as an advance manager contribution

                                              Torrey U.S. Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2004
--------------------------------------------------------------------------------


    (d) Income Taxes

        The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. Net investment losses and realized gains of $821,820 and $177,676, respectively, have been reclassified to net capital contributed by members in the analysis of net assets section of the accompanying statement of assets and liabilities.

    (e) Revenue and Expenses

        Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

    (f) Profit and Loss Allocations

        Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

    (g) Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

        The assets of the investee funds may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee funds, and due to restrictions on the transferability and timing of withdrawals from the investee funds, the amounts realized upon liquidation could differ from such reported values.

(3) Expenses of the Fund

    The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, legal fees, accounting fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

                                              Torrey U.S. Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2004
--------------------------------------------------------------------------------

    The Fund pays the placement agent a quarterly investor servicing fee at an annual rate of 0.15% of the Fund's net assets each quarter. Investor servicing fees totaled $41,432 for the fiscal year ended March 31, 2004. At the discretion of the placement agent investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Placement agent fees charged directly to investors were approximately $78,000 for the fiscal year ended March 31, 2004.

    The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $30,000 for the fiscal year ended March 31, 2004.

(4) Management Fees

    The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.0% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $516,936 for the fiscal year ended March 31, 2004.

(5) Investment Transactions

    Aggregate purchases and proceeds from sales of investment funds for the year ended March 31, 2004 amounted to $9,750,000 and $5,637,471, respectively.

    At March 31, 2004, the cost of investments for federal income tax purposes was $24,326,079 and the accumulated net unrealized appreciation on investments was $4,885,229 consisting of $5,002,620 gross unrealized appreciation and $117,391 gross unrealized depreciation.

                                              Torrey U.S. Strategy Partners, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2004
--------------------------------------------------------------------------------

(6) Financial Highlights

                                                             September 1, 2002*-
                                          March 31, 2004       March 31, 2003
                                          --------------     -------------------
    Per share operating performance:
    (For a share of capital stock outstanding throughout the period):
           Net asset value, beginning
           of period                       $     102.31          $    100.00
                                          ---------------    -------------------
    Income (loss)from investment operations:
           Net investment loss                    (3.74)               (2.54)
           Net realized/unrealized gain
              on investments                       24.95                 4.85
                                          ---------------    -------------------
                  Total from investment
                     operations                    21.21                 2.31
                                          ---------------    -------------------
                  Net asset value, end
                     of period             $      123.52         $     102.31
                                          ===============    ===================
    Total return:                                 20.73%                2.31%
    Supplemental data:
           Net assets, end of period       $  33,483,256         $ 20,106,726
           Ratio to average net assets
           (annualized):
                  Expenses                         3.27%                3.71%
                  Net investment loss            (3.22)%              (3.68)%
           Portfolio turnover rate               23.64 %                0.00%


    * Commencement of operations.

    Total return, expense and net investment loss ratios are calculated assuming that a member had been invested in the Fund for the entire period presented. Total return for fiscal 2003 is not annualized, but is presented for the period from inception (September 1, 2002) to March 31, 2003. The expense ratios exclude fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

As of March 31, 2004, the registrant has not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Board of Managers of the registrant is currently reviewing such a code of ethics for adoption.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee because none of the members of the audit committee meets the qualifications of an "audit committee financial expert" set forth in this Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,750 for the fiscal year ending March 31, 2003 and $19,450 for the fiscal year ending March 31, 2004.

(b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending March 31, 2003 and $0 for the fiscal year ending
    March 31, 2004.

(c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for the fiscal year ending March 31, 2003 and $0 for the fiscal year ending March 31, 2004.

(d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2003 and $0 for the fiscal year ending March 31, 2004.

(e)(1) Before the accountant is engaged by the Registrant or its subsidiaries to render audit or non-audit services, the engagement is approved by the Registrant's audit committee.

(e)(2) The percentage of services described in each of paragraphs
    (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

    (b) 0
    (c) 0
    (d) 0

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for the fiscal year ending March 31, 2003 and $0 for the fiscal year ending
    March 31, 2004.

(h) The registrant's Audit Committee has considered whether the provision of any non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

PROXY VOTING PROCEDURES

A. General

The Board of Managers of each of Torrey U.S. Strategy Partners, LLC, Torrey Multi-Strategy Partners, LLC and Torrey International Strategy Partners, LLC (which will be collectively referred to as the "Company") understands and appreciates the importance of ensuring that the Company's proxy voting procedures are clearly described to the Company and its investors. The Board of Managers of the Company has delegated the proxy voting authority for the Company to Torrey Associates, LLC (the "Adviser") and in this regard, the Form ADV of the Adviser will contain a summary of the procedures outlined in Section E below.

The Adviser will vote any such proxies in the best interests of the Company and its investors (as applicable) and in accordance with the procedures outlined below (as applicable).

It should be specifically noted that the Company invests solely (directly or indirectly) in private investment funds. As such, it is expected that proxies received by the Adviser will deal with matters related to the operative terms and business details of such private investment funds. The Adviser is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Company (related to issuers invested in by such underlying investment funds). To the extent that the Company accesses an underlying investment manager through a separately-managed account, it is understood that voting discretion related to issuers held in such managed account will generally be held by such underlying investment managers (unless it is specifically noted otherwise where the Adviser will adopt detailed procedures to address such managed accounts, if any).

B. Procedures

(1) All proxies sent to the Company that are actually received by the Adviser (to vote on behalf of the Company) will be provided to the Compliance Officer.

(2) The Compliance Officer will generally adhere to the following procedures (subject to limited exception in the sole discretion of the Adviser):

(a) A written record of each proxy received by the Adviser (on behalf of the Company) will be kept in the Adviser's files;

(b) The Compliance Officer will determine which of the Company holds an interest in the private investment fund to which the proxy relates;

(c) The Compliance Officer will call a meeting (which may be via telephone) of James A. Torrey, Gretchen C. Piller and William G Mulligan (collectively referred to as "Proxy Voting Committee") and provide each member of the Proxy Voting Committee with:

(i) a copy of the proxy;

(ii) details of the Company to which the proxy is relevant pursuant to Section B(2)(b) above;

(iii) the amount of votes controlled by the Company; and

(iv) the deadline that such proxies need to be completed and returned to the private investment fund in question.

(d) Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the private investment fund proxy in question in accordance with the general guidelines in Section C below. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

(e) If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section D below. The Compliance Officer will deliver the proxy in accordance with instructions related to such proxy.

(f) Although not presently intended to be used on a regular basis, the Adviser is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

C. Conflicts of Interest

(1) Before voting any proxy, the Proxy Voting Committee will evaluate whether there is a conflict of interest between the Adviser and the Company. This examination will include (but will not be limited to) an evaluation of whether:

(a) The Adviser (or any affiliate of the Adviser) has any relationship with the private investment fund (or such fund's investment adviser or affiliate) to which the proxy relates outside an investment in such investment fund by the Company.

(2) If a conflict is identified and deemed "material" by the Proxy Voting Committee, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined in Section D below is in the best interests of the affected Company (which may include utilizing an independent third party to vote such proxies).

(3) With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected Company (and indirectly, Investors) and give such Company the opportunity to vote the proxies in question themselves (except as noted in Section C (4) below).

D. Voting Guidelines

(1) In the absence of specific voting guidelines mandated by a particular Advisory Client, the Adviser will vote proxies in the best interests of the Company (which theoretically could result in different voting results for the same issuer/private investment fund). Although voting certain proxies may be subject to the discretion of the Adviser, the Adviser is of the view that voting proxies in accordance with the following general guidelines is in the best interests of the Company:

(b) The Adviser will generally vote in favor of normal corporate housekeeping proposals including, but not limited to, the following:

(i) election of directors (where there are no related corporate governance issues);

(ii) selection or reappointment of auditors; or

(iii) increasing or reclassification of common stock.

(c) The Adviser will generally vote against proposals that:

(i) make it more difficult to replace members of the issuer's board of directors or board of managers; and

(ii) introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain Advisory Clients of the Adviser).

(d) For proxies addressing any other issues (which may include proposals related to fees paid to investment managers of underlying investment funds, redemption rights provided by underlying investment funds, investment objective modifications, etc.), the Adviser shall determine (which may be based upon the advice of external lawyers or accountants) whether a proposal is in the best interest of the affected Company. In doing so, the Adviser will evaluate a number of factors which may include (but are not limited to): (i) the performance of the underlying investment fund in question; and (ii) a comparison of the proposed changes in terms to customary terms in the industry.

E. Disclosure of Procedures

A brief summary of these proxy voting procedures will be included in the Adviser's Form ADV Part II and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to the Company. The Company and its investors will also be provided with contact information as to how the Company and its investors can obtain information about: (a) the details of the Adviser's procedures are (i.e., a copy of these procedures); and (b) how the Adviser has voted proxies that are relevant to the affected Company or investor. Any investor looking for information on how the Adviser has voted proxies that are relevant to the Company is invited to place a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose its proxy voting procedures annually in Form N-CSR which is filed with the SEC. Form N-CSR also contains the procedures that the Company uses when a vote presents a conflict between the interests of shareholders and the Adviser. The Company will make such policies and procedures available on request by an investor that places a toll free call to the Advisor at 1-866-644-7800.

The Company will disclose in annual and semi-annual reports to shareholders the methods by which shareholder may obtain information on the Company's proxy voting information.

F. Record-Keeping Requirements

The Compliance Officer will be responsible for maintaining files relating to the Adviser's proxy voting procedures (which may be accomplished through the assistance of HedgeOp Compliance, LLC).
Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

(1) Copies of those proxy voting policies and procedures, and any amendments thereto;

(2) A copy of each proxy statement that the Adviser actually receives, provided, however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;

(3) A record of each vote that the Adviser casts;

(4) A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

(5) A copy of each written request for information on the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of the Company.

G. Form N-PX

The Company will be required to file Form N-PX, being a record of its proxy voting, on an annul basis for the period ended June 30 by no later than August 31 of each year. Form N-PX will disclose the following information:

* The name if the issuer of the portfolio security
* The exchange ticker symbol - if available
* CUSIP - if available
* Shareholder meeting date
* A brief identification of the matter voted on
* Whether the matter proposed by the issuer or a security holder
* Whether the fund cast its vote
* How the fund cast its vote
* Whether the vote was cast in favor of management

ITEM  8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
-----------------------------------------------------------------
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable.

ITEM  9.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM  10.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Not Applicable.


ITEM 11.  EXHIBITS.
-------------------

The following exhibits are attached to this Form N-CSR:

Exhibit No.   Description of Exhibit

11(a)         Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

11(b)         Certification of Principal Financial Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

11(c) Certification of Chief Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.




SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date June 8, 2004
    -------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY U.S. STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JEFFREY D. CLARK
                         -----------------------------
                          JEFFREY D. CLARK, Principal Financial Officer

Date June 8, 2004
    -------------


* Print the name and title of each signing officer under his or her signature.